UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
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           Charlotte, North Carolina 28202
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Form 13F File Number:  028-13383
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
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Title:     Manager, Chief Executive Officer
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Phone:     (704) 208-3600
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Signature, Place, and Date of Signing:

       /s/ Ian Banwell              Charlotte, North Carolina       2/12/10
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        10
                                               -------------

Form 13F Information Table Value Total:        $12,301
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.           Form 13F File Number        Name

     1                 028-13407               St. George Partners, LLC
     2                 028-13408               Ian Banwell


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                                                    FORM 13F INFORMATION TABLE

     COLUMN 1                  COLUMN 2     COLUMN3   COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
                                                                   SHRS OR  SH/  PUT   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP   VALUE(x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-----------------------                     -------------------------------

ALLEGHENY ENERGY INC          COM             017361106     1,174    50,000 SH           SOLE                 50,000
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ANNALY CAP MGMT INC           COM             035710409     3,470   200,000 SH           SOLE                200,000
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                              DJUBS CMDT
BARCLAYS BK PLC               ETN36           06738C778       536    12,680 SH           SOLE                 12,680
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CONSTELLATION ENERGY PRTNR L  COM UNIT LLC B  21038E101       730   190,501 SH           SOLE                190,501
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HUGHES COMMUNICATIONS INC     COM             444398101       414    15,894 SH           SOLE                 15,894
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MICROSOFT CORP                COM             594918104     2,524    82,800 SH           SOLE                 82,800
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OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106       535     4,500 SH           SOLE                  4,500
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SELECT SECTOR SPDR TR         SBI INT-INDS    81369Y704     1,202    43,268 SH           SOLE                 43,268
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SOUTHERN COPPER CORP          COM             84265V105     1,152    35,000 SH           SOLE                 35,000
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STAR BULK CARRIERS CORP       COM             Y8162K105       564   199,976 SH           SOLE                199,976
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